Other disclosures - Risk Management and Principal Risks - Measurement uncertainty and sensitivity analysis - ECL under 100% weighted scenarios for key principal portfolios (audited) (Details)
£ in Millions
	Dec. 31, 2018 GBP (£)
Credit cards, unsecured and other retail lending [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 2,326
Credit cards, unsecured and other retail lending [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.014
Credit cards, unsecured and other retail lending [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 15,399
Credit cards, unsecured and other retail lending [member] | Stage 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 208
Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.229
Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.846
Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 4,084
Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,396
Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Impairment allowance [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	937
Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Impairment allowance [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,181
Corporate loans [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 831	[1]
Corporate loans [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.002
Corporate loans [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 80,835
Corporate loans [member] | Stage 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 175
Corporate loans [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.028
Corporate loans [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.286	[1]
Corporate loans [member] | Lifetime expected credit losses [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 11,377
Corporate loans [member] | Lifetime expected credit losses [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,165	[1]
Corporate loans [member] | Lifetime expected credit losses [member] | Impairment allowance [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	323
Corporate loans [member] | Lifetime expected credit losses [member] | Impairment allowance [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	333	[1]
Upside 2 [member] | Credit cards, unsecured and other retail lending [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 2,055
Upside 2 [member] | Credit cards, unsecured and other retail lending [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.01
Upside 2 [member] | Credit cards, unsecured and other retail lending [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 16,345
Upside 2 [member] | Credit cards, unsecured and other retail lending [member] | Stage 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 168
Upside 2 [member] | Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.229
Upside 2 [member] | Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.837
Upside 2 [member] | Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 3,138
Upside 2 [member] | Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,396
Upside 2 [member] | Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Impairment allowance [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	719
Upside 2 [member] | Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Impairment allowance [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,168
Upside 2 [member] | Corporate loans [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 0	[1]
Upside 2 [member] | Corporate loans [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.002
Upside 2 [member] | Corporate loans [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 81,346
Upside 2 [member] | Corporate loans [member] | Stage 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 161
Upside 2 [member] | Corporate loans [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.025
Upside 2 [member] | Corporate loans [member] | Lifetime expected credit losses [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 10,866
Upside 2 [member] | Corporate loans [member] | Lifetime expected credit losses [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0	[1]
Upside 2 [member] | Corporate loans [member] | Lifetime expected credit losses [member] | Impairment allowance [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	277
Upside 2 [member] | Corporate loans [member] | Lifetime expected credit losses [member] | Impairment allowance [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0	[1]
Upside 1 [member] | Credit cards, unsecured and other retail lending [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 2,206
Upside 1 [member] | Credit cards, unsecured and other retail lending [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.013
Upside 1 [member] | Credit cards, unsecured and other retail lending [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 15,629
Upside 1 [member] | Credit cards, unsecured and other retail lending [member] | Stage 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 202
Upside 1 [member] | Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.215
Upside 1 [member] | Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.841
Upside 1 [member] | Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 3,853
Upside 1 [member] | Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,396
Upside 1 [member] | Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Impairment allowance [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	830
Upside 1 [member] | Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Impairment allowance [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,174
Upside 1 [member] | Corporate loans [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 0	[1]
Upside 1 [member] | Corporate loans [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.002
Upside 1 [member] | Corporate loans [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 81,180
Upside 1 [member] | Corporate loans [member] | Stage 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 163
Upside 1 [member] | Corporate loans [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.026
Upside 1 [member] | Corporate loans [member] | Lifetime expected credit losses [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 11,031
Upside 1 [member] | Corporate loans [member] | Lifetime expected credit losses [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0	[1]
Upside 1 [member] | Corporate loans [member] | Lifetime expected credit losses [member] | Impairment allowance [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	290
Upside 1 [member] | Corporate loans [member] | Lifetime expected credit losses [member] | Impairment allowance [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0	[1]
Baseline [Member] | Credit cards, unsecured and other retail lending [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 2,287
Baseline [Member] | Credit cards, unsecured and other retail lending [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.013
Baseline [Member] | Credit cards, unsecured and other retail lending [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 15,437
Baseline [Member] | Credit cards, unsecured and other retail lending [member] | Stage 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 205
Baseline [Member] | Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.223
Baseline [Member] | Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.846
Baseline [Member] | Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 4,046
Baseline [Member] | Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,396
Baseline [Member] | Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Impairment allowance [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	901
Baseline [Member] | Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Impairment allowance [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,181
Baseline [Member] | Corporate loans [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 787	[1]
Baseline [Member] | Corporate loans [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.002
Baseline [Member] | Corporate loans [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 80,941
Baseline [Member] | Corporate loans [member] | Stage 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 162
Baseline [Member] | Corporate loans [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.027
Baseline [Member] | Corporate loans [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.277	[1]
Baseline [Member] | Corporate loans [member] | Lifetime expected credit losses [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 11,271
Baseline [Member] | Corporate loans [member] | Lifetime expected credit losses [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,165	[1]
Baseline [Member] | Corporate loans [member] | Lifetime expected credit losses [member] | Impairment allowance [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	302
Baseline [Member] | Corporate loans [member] | Lifetime expected credit losses [member] | Impairment allowance [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	323	[1]
Downside 1 [member] | Credit cards, unsecured and other retail lending [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 2,512
Downside 1 [member] | Credit cards, unsecured and other retail lending [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.014
Downside 1 [member] | Credit cards, unsecured and other retail lending [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 15,063
Downside 1 [member] | Credit cards, unsecured and other retail lending [member] | Stage 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 212
Downside 1 [member] | Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.251
Downside 1 [member] | Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.852
Downside 1 [member] | Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 4,420
Downside 1 [member] | Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,396
Downside 1 [member] | Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Impairment allowance [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,111
Downside 1 [member] | Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Impairment allowance [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,189
Downside 1 [member] | Corporate loans [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 0	[1]
Downside 1 [member] | Corporate loans [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.003
Downside 1 [member] | Corporate loans [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 80,517
Downside 1 [member] | Corporate loans [member] | Stage 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 203
Downside 1 [member] | Corporate loans [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.034
Downside 1 [member] | Corporate loans [member] | Lifetime expected credit losses [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 11,694
Downside 1 [member] | Corporate loans [member] | Lifetime expected credit losses [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0	[1]
Downside 1 [member] | Corporate loans [member] | Lifetime expected credit losses [member] | Impairment allowance [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	397
Downside 1 [member] | Corporate loans [member] | Lifetime expected credit losses [member] | Impairment allowance [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0	[1]
Downside 2 [member] | Credit cards, unsecured and other retail lending [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 3,852
Downside 2 [member] | Credit cards, unsecured and other retail lending [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.019
Downside 2 [member] | Credit cards, unsecured and other retail lending [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 12,125
Downside 2 [member] | Credit cards, unsecured and other retail lending [member] | Stage 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 231
Downside 2 [member] | Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.328
Downside 2 [member] | Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.865
Downside 2 [member] | Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 7,358
Downside 2 [member] | Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,396
Downside 2 [member] | Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Impairment allowance [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,414
Downside 2 [member] | Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Impairment allowance [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,207
Downside 2 [member] | Corporate loans [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 0	[1]
Downside 2 [member] | Corporate loans [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.003
Downside 2 [member] | Corporate loans [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 73,715
Downside 2 [member] | Corporate loans [member] | Stage 1 [member] | Impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 242
Downside 2 [member] | Corporate loans [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.044
Downside 2 [member] | Corporate loans [member] | Lifetime expected credit losses [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 18,496
Downside 2 [member] | Corporate loans [member] | Lifetime expected credit losses [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0	[1]
Downside 2 [member] | Corporate loans [member] | Lifetime expected credit losses [member] | Impairment allowance [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	813
Downside 2 [member] | Corporate loans [member] | Lifetime expected credit losses [member] | Impairment allowance [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 0	[1]

[1]

Material corporate loan defaults are individually assessed across different recovery strategies which are impacted by the macroeconomic variables. As a result, only the baseline scenario is shown together with the weighted estimate which reflects alternative recovery paths.